Sep. 17, 2026
INVESCO GROWTH AND INCOME FUND
2. The following information is added under the heading “Fund Summary - Principal Investment Strategies of the Fund” in the Summary Prospectus and under the heading “Investment Objective(s), Strategies, Risks and Portfolio Holdings – Objective(s) and Strategies” in the Statutory Prospectus:
The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of value companies, and in derivatives and other instruments that have economic characteristics similar to such securities. Value companies are those that Invesco believes are undervalued. For purposes of the Fund’s 80% investment policy, the Fund considers a value company to be one that is included in at least one of the Russell 3000® Value Index, S&P 1500® Value Index, or Bloomberg 3000® Value Index; or is classified as “value” by a third party financial data provider; or has a 1-year price-to-book (P/B) ratio or 1-year price-to-sales (P/S) ratio that is below the equity market median, as represented by the MSCI World Index.

SUPPLEMENT DATED SEPTEMBER 17, 2026 TO THE CURRENT
SUMMARY AND STATUTORY PROSPECTUSES AND STATEMENT OF ADDITIONAL INFORMATION FOR:
Invesco Growth and Income Fund
(the “Fund”)
Important Notice Regarding Change in Fund Name and Investment Policy
The purpose of this supplement is to provide you with notice of changes to the current Summary and Statutory Prospectuses and Statement of Additional Information ("SAI") of the above referenced Fund. This supplement amends the Summary and Statutory Prospectuses and SAI of the above referenced Fund and is in addition to any other supplement(s). You should read this supplement in conjunction with the Summary and Statutory Prospectuses and SAI and retain it for future reference.
At a meeting held on September 14-16, 2026, the Board of Trustees of AIM Counselor Series Trust (Invesco Counselor Series Trust) approved changes to the name and principal investment strategies of the Fund.
Effective on or about December 18, 2026:
1. The name of the Fund and all references thereto in the Summary and Statutory Prospectuses and SAI are changing as indicated below:
The Fund will be renamed “Invesco Value Income Fund.”